Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000069675 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000069675 | Invesco DB U.S. Dollar Index Bullish Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069675 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000069675 | SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069675 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069675 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069675 | NYLI Merger Arbitrage ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069675 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069675 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069675 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077928 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077928 | Catalent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077928 | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077928 | HashiCorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077928 | DS Smith PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077928 | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077928 | Marathon Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077928 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077928 | Smartsheet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077928 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200859 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200859 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200859 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200859 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200859 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200859 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200859 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200859 | Deutsche Post AG
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200859 | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200859 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170331 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170331 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170331 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170331 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170331 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170331 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170331 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170331 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170331 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170331 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238086 | Packaging Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238086 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238086 | Masco Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | Yum China Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | KeyCorp
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | Gen Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170332 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000170332 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000170332 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000170332 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170332 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170332 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170332 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170332 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170332 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170332 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100709 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000100709 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100709 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100709 | Keppel DC REIT
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000100709 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100709 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000100709 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000100709 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100709 | Uniti Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100709 | Lineage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158453 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158453 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158453 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158453 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158453 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158453 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158453 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232898 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232898 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232898 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000232898 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232898 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000232898 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232898 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232898 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232898 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232898 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232897 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232897 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232897 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232897 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232897 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232897 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232897 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232897 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232897 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232897 | Volkswagen AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231048 | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231048 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231048 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231048 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231048 | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231048 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231048 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231048 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231048 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231048 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231049 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231049 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231049 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231049 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231049 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231049 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231049 | BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231049 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231049 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231049 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225947 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225947 | Alcoa Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225947 | DoorDash, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225947 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225947 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225947 | Lyft, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225947 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225947 | Marriott International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225947 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225947 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223944 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223944 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223944 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223944 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223944 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223944 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223944 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223944 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223944 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223944 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%